ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - SL BIO LTD - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	$ 52,785	$ 32,204
Accrued audit fee	95,160	8,601
Accrued staff costs	165,092	25,018
Others	6,835	3,375
Total	$ 319,872	$ 69,198